UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

The Korea Fund Inc.

September 30, 2017 (unaudited)

Shares		Value*
COMMON STOCK—98.5%
Aerospace & Defense—0.8%
57,633	Korea Aerospace Industries Ltd.	$2,202,050

Auto Components—0.9%
45,813	Hankook Tire Co., Ltd.	2,412,522

Automobiles—2.8%
55,434	Hyundai Motor Co.	7,292,453

Banks—8.6%
104,870	Hana Financial Group, Inc.	4,350,717
138,325	KB Financial Group, Inc.	6,805,467
214,102	Shinhan Financial Group Co., Ltd.	9,462,935
107,130	Woori Bank	1,672,488

		22,291,607

Beverages—2.8%
317,930	Hite Jinro Co., Ltd.	7,308,719

Biotechnology—0.8%
4,273	Hugel, Inc. (e)	1,973,605

Chemicals—4.9%
21,189	LG Chem Ltd.	7,279,523
16,695	Lotte Chemical Corp.	5,527,699

		12,807,222

Construction & Engineering—0.8%
63,817	Hyundai Development Co-Engineering & Construction	1,995,031

Electric Utilities—0.3%
27,280	Korea Electric Power Corp.	926,846

Electronic Equipment, Instruments & Components—2.5%
37,250	Samsung SDI Co., Ltd.	6,481,104

Food & Staples Retailing—4.6%
32,950	BGF retail Co., Ltd.	2,393,721
51,980	E-MART, Inc.	9,481,926

		11,875,647

Hotels, Restaurants & Leisure—1.5%
28,030	Hana Tour Service, Inc.	2,110,224
80,760	Modetour Network, Inc.	1,713,103

		3,823,327

Household Durables—4.7%
105,682	Coway Co., Ltd.	8,687,034
6,287	Hanssem Co., Ltd.	832,460
36,100	LG Electronics, Inc.	2,607,191

		12,126,685

Industrial Conglomerates—2.9%
56,538	LG Corp.	3,992,239
31,100	Samsung C&T Corp.	3,676,715

		7,668,954

Insurance—4.3%
143,147	ING Life Insurance Korea Ltd. (a)	5,945,703
11,487	Samsung Fire & Marine Insurance Co., Ltd.	2,815,008
25,520	Samsung Life Insurance Co., Ltd.	2,522,569

		11,283,280

Internet Software & Services—3.7%
14,909	NAVER Corp.	9,727,103

Machinery—2.2%
176,350	Doosan Bobcat, Inc.	5,639,476

Shares		Value*
Metals & Mining—6.1%
26,580	Hyundai Steel Co.	$1,229,896
6,770	Korea Zinc Co., Ltd.	2,933,299
41,915	POSCO	11,647,528

		15,810,723

Oil, Gas & Consumable Fuels—1.5%
9,840	S-Oil Corp.	1,098,951
15,730	SK Innovation Co., Ltd.	2,741,645

		3,840,596

Personal Products—2.2%
6,942	LG Household & Health Care Ltd.	5,673,123

Pharmaceuticals—0.8%
11,865	Yuhan Corp.	2,142,644

Semiconductors & Semiconductor Equipment—9.7%
346,810	SK Hynix, Inc.	25,292,952

Software—1.8%
6,180	NCSoft Corp.	2,512,510
17,020	Netmarble Games Corp. (a)(d)(e)	2,251,303

		4,763,813

Technology Hardware, Storage & Peripherals—26.8%
30,980	Samsung Electronics Co., Ltd.	69,711,878

Wireless Telecommunication Services—0.5%
5,770	SK Telecom Co., Ltd.	1,287,453

	Total Common Stock (cost—$158,961,005)	256,358,813

SHORT-TERM INVESTMENTS—0.7%
Collateral Invested for Securities on Loan (c)—0.7%
1,758,188	BlackRock T-Fund, Institutional Class (cost—$1,758,188)	1,758,188

	Total Investments (cost—$160,719,193) (b)(f)—99.2%	258,117,001

	Other assets less liabilities—0.8%	2,095,485

	Net Assets—100.0%	$260,212,486

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors (the “Board”) of The Korea Fund Inc. (the “Fund”), or persons acting at their discretion pursuant to procedures established by the Board. The Fund’s investments are valued daily and the Fund’s NAV is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $8,197,006, representing 3.2% of net assets.

(b)	Securities with an aggregate value of $248,434,387, representing 95.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(c)	Purchased with cash collateral received from securities on loan.

(d)	A portion of security on loan with a value of $1,674,397; cash collateral (included in liabilities) of $1,758,188 was received with which the Fund invested in the BlackRock T-Fund Institutional Class.

(e)	Non-income producing.

(f)	At September 30, 2017, the cost basis of portfolio securities for federal income tax purposes was $161,160,841. Gross unrealized appreciation was $102,274,361; gross unrealized depreciation was $5,318,201; and net unrealized appreciation was $96,956,160. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the investment manager’s and the valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
Investments in Securities—Assets
Common Stock:
Personal Products	$5,673,123	—	—	$5,673,123
Software	2,251,303	$2,512,510	—	4,763,813
All Other	—	245,921,877	—	245,921,877
Collateral Invested for Securities on Loan	1,758,188	—	—	1,758,188

Totals	$9,682,614	$248,434,387	—	$258,117,001

At September 30, 2017, securities valued at $10,267,666 were transferred from Level 1 to Level 2. This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2017, which was applied on September 30, 2017.

Securities Lending Transactions Accounted for as Secured Borrowings:

	Remaining Contractual Maturity of the Agreements As of September 30, 2017
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Securities Lending Transactions
Common Stock	$1,758,188	—	—	—	$1,758,188

Gross amount of recognized liabilities for securities lending transactions					$1,758,188

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 21, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 21, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2017